Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Income before taxes	$ 9,878	$ 8,940	$ 14,095
Continuing operations [member]
Statement [line items]
Income before taxes	9,878	8,940	14,095
Continuing operations [member] | Switzerland
Statement [line items]
Income before taxes	9,786	8,097	11,887
Continuing operations [member] | Foreign
Statement [line items]
Income before taxes	$ 92	843	2,208
Discontinued operations [member]
Statement [line items]
Income before taxes		$ 58	$ (260)